Collaborative Agreement (Details) - USD ($)		1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	May 06, 2016	Feb. 28, 2017	Sep. 30, 2015	Mar. 31, 2017	Sep. 30, 2016	Aug. 26, 2016	Mar. 31, 2016	Dec. 29, 2015
Collaborative Agreement (Textual)
Amount received from BioFirst Corporation			$ 22,517	$ 950,000	$ 6,500,000
Common stock newly issued, value		$ 5,850,000	$ 51,958		$ 3,250,000
Common stock newly issued, shares		2,925,000
Newly issued shares of common stock price per share		$ 2.0
Agreed to pay amount to BioLite		$ 650,000
Collaborative Agreement [Member]
Collaborative Agreement (Textual)
Description of payment settlement schedule
●	upfront payment shall upon the signing of this Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week.

upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months.

●	upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months.

●	upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.

Amount received from BioFirst Corporation						$ 100,000,000		$ 100,000,000
Upfront payments				$ 3,500,000
Percentage of payments under collaborative agreement				3.50%
Milestone payments to BioLite in cash	$ 2,600,000
Common stock newly issued, value	$ 900,000
Common stock newly issued, shares	562,500
Share price	$ 1.60
Licensing rights				$ 10,000,000
Collaborative Arrangement One [Member]
Collaborative Agreement (Textual)
Percentage of payments under collaborative agreement				6.50%
Common stock newly issued, value		$ 5,850,000
Common stock newly issued, shares		2,925,000
Share price		$ 2.0
Accounts payable				$ 6,500,000			$ 6,500,000